DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of December 31, 2024:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States dollar	$35.2 million
Euro	€299.8 million
British pound sterling	£10.2 million
Swedish krona	SEK106.8 million
Chilean peso	CLP$19.7 billion
Interest rate swap contract	$695.0 million

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of December 31, 2024
	Other Receivables	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$6,416	$—	$(840)
Non-designated cash flow hedges	422	—	(263)
Fair value hedges	715	—	(1,078)
Bunker fuel hedges	—	—	(7)
Interest rate swap contracts	278	24,036	—
	$7,831	$24,036	$(2,188)

	Fair Value Measurements as of December 31, 2023
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$1,141	$—	$(5,543)
Non-designated cash flow hedges	140	—	(346)
Fair value hedges	607	—	(986)
Bunker fuel hedges	—	—	(129)
Interest rate swap contracts	7,305	29,868	—
	$9,193	$29,868	$(7,004)

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent Dole’s pre-tax realized and unrealized derivative gains (losses) and respective location in the financial statements for all derivative instruments for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended December 31, 2024
	Net unrealized movements in Accumulated Other Comprehensive Loss	Cost of Sales	Other income, net

Realized gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$3,193	$—
Non-designated cash flow hedges	—	(642)	—
Fair value hedges	—	1,124	(116)
Bunker fuel hedges	—	—	—
Total net realized gains (losses)	$—	$3,675	$(116)
Unrealized gains (losses):
Cash flow hedges	$10,004	$—	$—
Non-designated cash flow hedges	—	177	—
Fair values hedges	—	1,704	(1,471)
Bunker fuel hedges	—	(7)	—
Interest rate swap contracts	(12,859)	—	—
Total net unrealized (losses) gains	$(2,855)	$1,874	$(1,471)

	Year Ended December 31, 2023
	Net unrealized movements in Accumulated Other Comprehensive Loss	Cost of Sales	Other income, net

Realized (losses) gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(8,461)	$—
Non-designated cash flow hedges	—	1,285	—
Fair value hedges	—	—	639
Bunker fuel hedges	—	(1,020)	—
Total net realized (losses) gains	$—	$(8,196)	$639
Unrealized gains (losses):
Cash flow hedges	$790	$—	$—
Non-designated cash flow hedges	—	(440)	—
Fair value hedges	—	—	(843)
Bunker fuel hedges	—	2,875	—
Interest rate swap contracts	(21,931)	—	—
Total net unrealized (losses) gains	$(21,141)	$2,435	$(843)

	Year Ended December 31, 2022
	Net unrealized movements in Accumulated Other Comprehensive Loss	Cost of Sales	Other income, net

Realized gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$22,546	$—
Non-designated cash flow hedges	—	3,341	—
Bunker fuel hedges	—	2,834	—
Total net realized gains	$—	$28,721	$—
Unrealized (losses) gains:
Cash flow hedges	$(6,380)	$—	$—
Non-designated cash flow hedges	—	589	—
Fair value hedges	—	—	469
Bunker fuel hedges	—	(3,437)	—
Interest rate swap contracts	49,002	—	—
Total net unrealized gains (losses)	$42,622	$(2,848)	$469